Income Tax -Deferred taxes (Details 1) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Income Tax -Deferred Taxes Details 1
Deferred income tax	$ 2,000	$ 17,000
Current income tax expense	(31,000)	(19,000)
Total income tax expense	$ (29,000)	$ (2,000)